EXPLORATION AND EVALUATION EXPENDITURE	12 Months Ended
Dec. 31, 2017
EXPLORATION AND EVALUATION EXPENDITURE
EXPLORATION AND EVALUATION EXPENDITURE

NOTE 18 — EXPLORATION AND EVALUATION EXPENDITURE

	2017	2016
Year ended 31 December	US$’000	US$’000
Costs carried forward in respect of areas of interest in:
Exploration and evaluation phase, at cost	185,819	176,550
Provision for impairment	(143,093)	(142,184)
Total exploration and evaluation expenditures	42,726	34,366
Less amount classified as asset held for sale (1)	(7,747)	—
Total Exploration and Evaluation Expenditure, net of assets held for sale	34,979	34,366
a) Movements in carrying amounts:
Exploration and evaluation
Balance at the beginning of the period	34,366	26,323
Amounts capitalised during the period	8,528	4,429
Exploration costs expensed	—	(30)
Exploration tenements sold during the period	—	(2,096)
Impairment expense	(168)	(7,871)
Reclassifications from assets held for sale (2)	—	13,611
Reclassifications to assets held for sale (1)	(7,747)	—
Balance at end of period	34,979	34,366

(1)In 2017, the Company committed to a plan to sell its interests in Dimmit County, Texas.  Balance reflects amount transferred to assets held for sale before impairment (see Note 19).

(2)In 2016, the Company abandoned a plan to sell 25% of its Eagle Ford assets due to a change in its corporate strategy as a result of a capital raise.

The ultimate recoupment of costs carried forward for exploration phase is dependent on the successful development and commercial exploitation or sale of respective areas.